Investment Strategy - CrossingBridge Ultra-Short Duration ETF	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to offer a higher yield than cash instruments while maintaining a low duration by investing primarily in fixed income securities consistent with capital preservation. The Fund defines fixed income securities to include: bills, notes, bonds, debentures, convertible bonds, loan participations, syndicated loan assignments, mortgage- and asset-backed securities, Rule 144A fixed income securities, zero coupon securities, sovereign debt and other evidence of indebtedness issued by U.S. or foreign corporations, governments, government agencies or government instrumentalities, including floating-rate securities, preferred stock and fixed income-like equities. Convertible bonds, preferred stocks, and fixed income-like equities (e.g., special purpose acquisition companies (“SPACs”)) provide interest income and/or the potential for capital appreciation while having an effective maturity. Floating-rate securities provide interest income that can increase or decrease with interest rates. The Fund invests in individual fixed income securities without restriction as to issuer credit quality, capitalization or security maturity. Though the Fund can invest in securities domiciled in foreign countries and denominated in foreign currencies, the Fund invests primarily in securities denominated in U.S. dollars issued by issuers domiciled in developed markets. The Fund may invest up to 100% of its assets in lower-quality fixed income securities — commonly known as “high yield” or “junk” bonds. Junk bonds are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB- by S&P Global Ratings Services (“S&P”) (“S&P”). The Adviser believes these investments are consistent with the preservation of capital. The Fund may invest in companies that are in default, subject to bankruptcy or reorganization.

The Adviser seeks to manage interest rate, default and currency risks. The Adviser manages interest rate risk by maintaining, under normal market conditions, an average portfolio duration of 1.0 or less by investing in short-term, medium-term and floating rate securities. The stated maturity for a fixed income security may be longer than its expected maturity used for the portfolio duration calculation. The stated maturity may differ from the expected maturity as a result of market conditions or corporate actions (such as provisions that give investors the right to require early repayment if the issuer is acquired or otherwise experiences a change in control). Duration is a measure of sensitivity of a security’s price to changes in interest rates. For example, a security with a duration of 1.0 would be expected to decrease in price 1% for every 1% rise in interest rates (the inverse is true as well).

The Adviser manages default risk by selecting securities of issuers that it believes will pay interest and principal regardless of their credit rating, based upon the Adviser’s credit analysis of each issuer. The Adviser may also select securities that are in default, subject to bankruptcy or reorganization where the Adviser believes the risks to be consistent with capital preservation, based on the Adviser’s analysis of an issuer’s liquidation value or post-bankruptcy or post-reorganization value.

The Adviser manages foreign currency risk by investing primarily in securities denominated in U.S. dollars, such as Yankee bonds. If the Fund was to invest in foreign currency denominated securities, the Fund restricts such activity to less than 35% of the Fund’s total assets. When deemed appropriate, the Adviser may hedge the foreign currency exposure typically, and primarily, with forward currency contracts. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties.

The Adviser may engage in active and frequent trading, resulting in a high portfolio turnover rate, to achieve the Fund’s investment objective.

There is no assurance that the Fund will achieve its investment objective.

Strategy Portfolio Concentration [Text]	The Adviser manages foreign currency risk by investing primarily in securities denominated in U.S. dollars, such as Yankee bonds. If the Fund was to invest in foreign currency denominated securities, the Fund restricts such activity to less than 35% of the Fund’s total assets.